General (Tables)	12 Months Ended
Dec. 31, 2025
General [Abstract]
Schedule of BST Acquisition

Below is a summary of BST’s balance sheet as of the acquisition date:

As of January 27, 2025
USD in thousands

Assets
Property, plant and equipment, net	3
Trade receivables, net	436
Total assets	439
Liabilities
Liabilities to suppliers, employees, and other liabilities	(4,134)
Loans	(6,176)
Net held-for-sale liabilities	(6,426)
Total liabilities	(16,736)
(16,297)
Fair value of consideration	(25,314)
Intangible asset – Technology	(41,611)